Fresh-Start Reporting (Plan of Reorganization Adjustments to Membership Interests) (Details) $ in Millions	Oct. 03, 2016 USD ($)
Reorganizations [Abstract]
Gain on extinguishment of LSTC	$ 24,344
Accumulated other comprehensive income (loss)	(22)
Change in control payments	(23)
Professional fees	(33)
Other	(14)
Pretax gain on reorganization adjustments (Note 5)	24,252
Deferred tax impact of the Plan of Reorganization and Spin-off	576
Predecessor membership interests	$ 24,828